FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-02720

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Municipal Trust

Fund Name: Spartan Short-Intermediate Municipal Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2004

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Municipal Trust

BY:  /s/ CHRISTINE REYNOLDS
-----------------------------------------------------
CHRISTINE REYNOLDS, TREASURER, FIDELITY MANAGEMENT & RESEARCH COMPANY
DATE: 08/20/2004 03:25:49 PM

EXHIBIT A

VOTE SUMMARY REPORT
Spartan Short-Intermediate Municipal Income Fund
07/01/2003 - 06/30/2004

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: FIDELITY MUNICIPAL CASH CENTRAL FUND MEETING DATE: 04/14/2004
TICKER: -- SECURITY ID: 31635A204
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO AMEND THE DECLARATION OF TRUST TO ALLOW THE BOARD OF TRUSTEES, IF PERMITTED BY APPLICABLE LAW, TO AUTHORIZE FUND MERGERS WITHOUT SHAREHOLDER APPROVAL.	Management	For	None
2.1	ELECT J. MICHAEL COOK AS A DIRECTOR	Management	For	None
2.2	ELECT RALPH F. COX AS A DIRECTOR	Management	For	None
2.3	ELECT LAURA B. CRONIN AS A DIRECTOR	Management	For	None
2.4	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	None
2.5	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	None
2.6	ELECT ABIGAIL P. JOHNSON AS A DIRECTOR	Management	For	None
2.7	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	None
2.8	ELECT DONALD J. KIRK AS A DIRECTOR	Management	For	None
2.9	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	None
2.10	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	None
2.11	ELECT MARVIN L. MANN AS A DIRECTOR	Management	For	None
2.12	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	None
2.13	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	None
2.14	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	None